Other Income and Expense	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Income and Expense
Note 6 – Other Income and Expenses
The following table presents significant gains or losses reflected in Other (income) expense – net within Costs and expenses:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Williams Partners
Net insurance recoveries associated with the Geismar Incident	$(40)	$—	$—
Amortization of regulatory assets associated with asset retirement obligations	30	7	6
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	12	—	—
Insurance recoveries associated with the Eminence abandonment	(16)	—	—
Settlement in principle of a producer claim	25	—	—
Project feasibility costs	4	21	10
Capitalization of project feasibility costs previously expensed	(1)	(19)	(11)
Williams NGL & Petchem Services
Gulf Liquids litigation contingency accrual reduction (see Note 17)	—	—	(19)
Write-off of an abandoned project	20	—	—

The reversals of project feasibility costs from expense to capital at Williams Partners are associated with natural gas pipeline expansion projects. These reversals were made upon determining that the related projects were probable of development. These costs are now included in the capital costs of the projects, which we believe are probable of recovery through the project rates.
On June 13, 2013, an explosion and fire occurred at WPZ’s Geismar olefins plant. The fire was extinguished on the day of the incident. The incident (Geismar Incident) rendered the facility temporarily inoperable and resulted in significant human, financial and operational effects.
We have substantial insurance coverage for repair and replacement costs, lost production, and additional expenses related to the incident as follows:

•
Property damage and business interruption coverage with a combined per-occurrence limit of $500 million and retentions (deductibles) of $10 million per occurrence for property damage and a waiting period of 60 days per occurrence for business interruption;

•	General liability coverage with per-occurrence and aggregate annual limits of $610 million and retentions (deductibles) of $2 million per occurrence;

•	Workers’ compensation coverage with statutory limits and retentions (deductibles) of $1 million total per occurrence.
We have expensed $13 million at Williams Partners during 2013 of costs under our insurance deductibles in Operating and maintenance expenses in the Consolidated Statement of Income. Recoveries under our business interruption policy will be recognized upon resolution of any contingencies with the insurer associated with the claim. Through December 31, 2013, we have recognized $50 million of insurance recoveries related to this incident as a gain to Other (income) expense – net within Costs and expenses in our Consolidated Statement of Income. During the fourth quarter of 2013, we incurred $10 million of covered insurable expenses in excess of our retentions (deductibles) which partially offset the $50 million gain included in Other (income) expense – net within Costs and expenses in our Consolidated Statement of Income.
Additional Items
We detected a leak in an underground cavern at our Eminence Storage Field in Mississippi on December 28, 2010. We recorded $3 million, $2 million, and $15 million of charges to Operating and maintenance expenses at Williams Partners during 2013, 2012, and 2011, respectively, primarily related to assessment and monitoring costs incurred to ensure the safety of the surrounding area.
We engaged a consulting firm in 2012 to assist in better aligning resources to support our business strategy following the spin-off of WPX. In 2012, we recorded $26 million of reorganization-related costs, including consulting costs, to Selling, general, and administrative expenses.
In conjunction with the Gulf Liquids litigation contingency accrual reduction noted in the table above, Williams NGL & Petchem Services also reduced an accrual for the associated interest of $14 million in 2011, which is reflected in Interest incurred. (See Note 17 – Contingent Liabilities and Commitments.)
In conjunction with the completion of a tender offer for a portion of our debt in the fourth quarter of 2011, we incurred $271 million of Early debt retirement costs, consisting primarily of cash premiums.